Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Apr. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	April 30, 2025	October 31, 2024
Salary and welfare payable	$58,115	$46,080
Other tax payable	-	39,976
Equity transfer payment	759,058	767,197
Other payables and accrued liabilities	115,296	13,996
Total	$932,469	$867,249